The Community Development Fund
September 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

	Face	Market
Description	Amount	Value
U. S. GOVERNMENT & AGENCY OBLIGATIONS - 67.9%
FHLMC Multifamily - 41.1%
KSMC, 0.78%, 01/25/2023 (a)(b)	$1,544,638	$2,792
2021-P009, 1.13%, 01/25/2031	468,213	399,259
KJ29, 1.41%, 11/25/2027	2,100,000	1,852,667
KSG1, 1.50%, 09/25/2030	1,260,000	1,011,507
K123, 1.62%, 12/25/2030	1,500,000	1,204,089
KG06, 1.78%, 10/25/2031	1,200,000	957,786
2021-P009, 1.88%, 01/25/2031	1,000,000	825,909
K135, 1.91%, 10/25/2031 (a)	5,500,000	4,373,024
Pool CB0268, 2.00%, 04/01/2051	3,275,874	2,667,941
Pool BT0120, 2.00%, 05/01/2051	1,261,726	1,026,754
Pool RA5346, 2.00%, 05/01/2051	1,130,727	920,210
KSG2, 2.09%, 11/25/2031 (a)	1,000,000	819,754
K141, 2.25%, 02/25/2032	4,800,000	3,973,860
KSG3, 2.65%, 05/25/2032 (a)	2,000,000	1,701,475
K145, 2.65%, 06/25/2055	1,841,453	1,652,584
KF136, 2.71%, SOFR30A + 0.410%, 04/25/2032 (a)	1,000,000	988,052
KF97, 2.77%, ICE LIBOR USD 1 Month + 0.220%, 11/25/2030 (a)	542,583	532,391
2015-P013, 2.85%, 02/25/2032 (a)	1,850,000	1,615,022
K1514, 2.86%, 10/25/2034	2,300,000	1,913,911
KF141, 2.87%, SOFR30A + 0.570%, 07/25/2032 (a)	6,000,000	5,989,064
K092, 3.13%, 10/25/2028	3,061,508	2,931,750
Pool WN0011, 3.38%, 04/01/2030	749,089	697,273
Pool WA0500, 3.48%, 03/01/2047	2,387,221	2,038,691
K088, 3.69%, 01/25/2029	1,000,000	955,815
		41,051,580
FHLMC Single Family - 1.7%
Pool Q41874, 3.00%, 07/01/2046	1,055,641	941,424
Pool RA1853, 3.00%, 12/01/2049	809,861	711,615
		1,653,039

The Community Development Fund
September 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)
	Face	Market
Description	Amount	Value
FNMA Multifamily - 2.9%
Pool AN6185, 2.93%, 07/01/2024	$1,258,824	$1,216,267
Pool AN5657, 3.30%, 07/01/2032	356,527	326,727
Pool AM5197, 4.20%, 01/01/2030	1,371,766	1,350,138
		2,893,132
FNMA Single Family - 13.2%
Pool CA7479, 2.00%, 10/01/2050	1,009,079	822,246
Pool CA7480, 2.00%, 10/01/2050	1,109,551	904,240
Pool CA8444, 2.00%, 12/01/2050	1,231,083	1,003,557
Pool CB1441, 2.00%, 08/01/2051	5,016,892	4,079,231
Pool CB2317, 2.00%, 12/01/2051	1,442,680	1,172,961
Pool AS7484, 3.00%, 06/01/2046	479,465	427,303
Pool BC0962, 3.00%, 06/01/2046	509,362	454,143
Pool AS7476, 3.00%, 07/01/2046	372,813	332,490
Pool AS7647, 3.00%, 07/01/2046	709,014	628,711
Pool AS7653, 3.00%, 07/01/2046	1,226,683	1,092,486
Pool AS8262, 3.00%, 10/01/2046	569,319	504,510
Pool CA4927, 3.00%, 01/01/2050	457,924	401,872
Pool AS8734, 3.50%, 01/01/2047	590,490	539,887
Pool AS9360, 3.50%, 04/01/2047	413,715	379,482
Pool CA1158, 3.50%, 02/01/2048	259,789	236,907
Pool CA1985, 4.00%, 06/01/2048	242,659	226,900
		13,206,926
GNMA Multifamily - 2.1%
2021-183, 1.75%, 01/16/2063	1,474,017	1,238,216
2017-135, 2.60%, 08/16/2058	555,279	493,466
2017-74, 2.60%, 09/16/2058	436,395	384,961
		2,116,643

The Community Development Fund
September 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)
	Face	Market
Description	Amount	Value
GNMA Single Family - 0.7%
Pool G2 AU1835, 3.00%, 08/20/2046	$402,122	$357,755
Pool G2 AU1762, 3.50%, 07/20/2046	347,563	318,324
		676,079
Mortgage-Backed Securities - 6.2%
Pool CB2738, 2.50%, 01/01/2052	5,069,081	4,275,532
Pool CB2739, 2.50%, 01/01/2052	1,082,078	914,942
Pool CB2830, 2.50%, 02/01/2052	1,213,888	1,025,876
		6,216,350
TOTAL U. S. GOVERNMENT & AGENCY OBLIGATIONS
(COST $78,576,759)		67,813,749

MORTGAGE-BACKED SECURITIES - 21.0%
BX Commercial Mortgage Trust
4.69%, TSFR1M + 1.840%, 01/17/2039 (a)(c)	3,000,000	2,877,106
FRESB Mortgage Trust
0.83%, 09/25/2040 (a)	1,815,713	1,653,476
1.03%, 04/25/2040 (a)	1,296,779	1,198,376
1.12%, 06/25/2040 (a)	2,770,723	2,359,324
1.49%, 01/25/2031 (a)	1,861,305	1,560,552
1.50%, 09/25/2041 (a)	987,466	892,466
1.60%, 10/25/2028 (a)	983,331	860,948
2.13%, 11/25/2039 (a)	1,080,336	1,026,457
2.21%, 12/25/2029 (a)	1,654,630	1,455,840
2.25%, 12/25/2039 (a)	944,099	823,938
2.42%, 09/25/2029 (a)	1,662,961	1,483,487
FRESB Multifamily Mortgage Pass-Through Trust
3.19%, 12/25/2025 (a)	345,996	331,947
3.42%, 09/25/2038 (a)	347,413	342,274
3.88%, 08/25/2038 (a)	1,323,456	1,266,746

The Community Development Fund
September 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)
	Face	Market
Description	Amount	Value
STWD Mortgage Trust
3.68%, ICE LIBOR USD 1 Month + 0.858%, 11/15/2036 (a)(c)	$3,000,000	$2,876,983

TOTAL MORTGAGE-BACKED SECURITIES
(COST $23,119,334)		21,009,920

MUNICIPAL BONDS - 6.1%
Massachusetts - 0.4%
Massachusetts State, Housing Finance Agency, RB
1.08%, 06/01/2024	110,000	103,838
1.18%, 12/01/2024	85,000	78,632
1.23%, 06/01/2025	80,000	72,638
1.25%, 06/01/2023	60,000	59,648
1.30%, 12/01/2023	30,000	29,237
1.33%, 12/01/2025	70,000	62,770
		406,763
Michigan - 0.5%
Michigan State, Housing Development Authority, RB
0.96%, 06/01/2025	500,000	452,414
New Jersey - 0.9%
New Jersey State, Housing & Mortgage Finance Agency, RB
1.06%, 04/01/2023	905,000	889,006
New York - 3.1%
New York City, Housing Development Authority, RB
2.24%, 05/01/2030	1,585,000	1,295,960
2.29%, 11/01/2030	415,000	335,050

The Community Development Fund
September 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)
	Face	Market
Description	Amount	Value
3.02%, 11/01/2022	$525,000	$524,746
3.43%, 01/01/2027	1,000,000	940,109
		3,095,865
Virginia - 1.3%
Virginia State, Housing Development Authority, RB
2.11%, 11/01/2029	500,000	426,602
2.31%, 11/01/2031	500,000	411,609
2.46%, 11/01/2032	500,000	410,132
		1,248,343

TOTAL MUNICIPAL BONDS
(COST $6,865,000)		6,092,391

ASSET-BACKED SECURITIES - 0.9%
Santander Drive Auto Receivables Trust
0.50%, 04/15/2025	742,965	741,647
United States Small Business Administration
4.01%, 06/01/2047	165,000	158,302
Westlake Automobile Receivables Trust
2.49%, 10/15/2024 (c)	1,423	1,422

TOTAL ASSET-BACKED SECURITIES
(COST $906,512)		901,371

SHORT-TERM INVESTMENT - 3.2%
Short-Term Investment - 3.2%
Fidelity Institutional Government Portfolio, Cl I, 2.74% (d)	3,169,794	3,169,794

The Community Development Fund
September 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

Market
Description	Value
Short-Term Investment - (continued)

TOTAL SHORT-TERM INVESTMENT
(COST $3,169,794)	$3,169,794

TOTAL INVESTMENTS (COST $112,637,399) - 99.1%	98,987,225
OTHER ASSETS AND LIABILITIES - 0.9%	899,229
NET ASSETS - 100.0%	$99,886,454

A list of the open futures contracts held by the Fund at September 30, 2022, is as follows:

	Number of	Expiration	Notional		Unrealized
Type of Contract	Contracts	Date	Amount	Value	Appreciation
Short Contracts
U.S. 2-Year Treasury Note	(35)	Jan-2023	$(7,306,946)	$(7,188,672)	$118,275
U.S. 5-YearTreasury Note	(67)	Jan-2023	(7,453,606)	(7,203,023)	250,583
U.S. 10-YearTreasury Note	(82)	Dec-2022	(9,629,691)	(9,189,125)	440,565
Ultra 10-Year U.S.Treasury Note	(108)	Dec-2022	(13,571,037)	(12,796,313)	774,724
			$(37,961,280)	$(36,377,133)	$1,584,147

(a) Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(b) Interest only security ("IO"). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(c) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at September 30, 2022 was $5,755,511 and represents 5.8% of Net Assets.

(d) Rate shown is the 7-day effective yield as of September 30, 2022.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

The Community Development Fund
September 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS (Concluded)

FNMA —  Federal National Mortgage Association

FRESB —  Freddie Mac Small Balance Mortgage Trust

GNMA — Government National Mortgage Association

ICE —  Intercontinental Exchange

LIBOR — London Interbank Offered Rate

RB — Revenue Bond

Ser — Series

SOFR30A — Secured Overnight Financing Rate 30-day Average

TSFR1M  — Term Secured Overnight Financing Rate 1 Month

USD — United States Dollar

The following table sets forth information about the level within the fair value hierarchy at which the Fund s investments and other financial instruments are measured at September 30, 2022 :
Investments in Securities	Level 1	Level 2	Level 3	Total
U. S. Government & Agency Obligations	$—	$67,813,749	$—	$67,813,749
Mortgage-Backed Securities	—	21,009,920	—	21,009,920
Municipal Bonds	—	6,092,391	—	6,092,391
Asset-Backed Securities	—	901,371	—	901,371
Short-Term Investment	3,169,794	—	—	3,169,794
Total Investments in Securities	$3,169,794	$95,817,431	$—	$98,987,225

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,584,147	$—	—	$1,584,147
Total Other Financial Instruments	$1,584,147	$—	—	$1,584,147

* Futures contracts are valued at the unrealized appreciation on the instrument.

For information on the Fund s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund s most recent financial statements.

Amounts designated as are $0.